Repo Transactions	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Repo Transactions

NOTE 9. REPO TRANSACTIONS

As of the indicated dates, the Group maintains the following repo transactions:

	12.31.18	12.31.17	01.01.17
Receivables from Reverse Repo Transactions of Government Securities	2,057,558	14,254,469	—
Accrued Interest Payable on Reverse Repo Transactions	10,518	31,867	—

Total Reverse Repo Transactions	2,068,076	14,286,336	—

	12.31.18	12.31.17	01.01.17
Payables for Repo Transactions of Government Securities	1,943,805	1,666,386	3,026,218
Accrued Interest Payable on Repo Transactions	4,754	3,673	4,255

Total Repo Transactions	1,948,559	1,670,059	3,030,473

The Group carries out repo transactions in which it sales a security with the related forward purchase thereof, thus substantially retaining all the risks and rewards associated with the instruments and recognizing them in “Financial Assets Pledged as Collateral” at year-end, as the provisions set out in point 3.4.2 (Derecognition of Assets) of IFRS 9 “Financial Instruments”) are not met.

	12.31.18	12.31.17	01.01.17
Reverse Repo Transactions recorded as Off-Balance Sheet Items	2,061,516	15,678,531	—
Repo Transactions recorded in Financial Assets Pledged as Collateral	1,965,824	1,672,194	3,032,245

The residual values of assets transferred under repo transactions are disclosed in Note 8 and Schedule O.